Financial instruments - additional disclosures (Details 13) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [line items]
Hypothetical increase decrease percentage in currency rate sensitivity	5.00%
Hypothetical 5% increase [member]
Statement [line items]
Currency exchange rate sensitivity impact against USD in the income statement	$ 4	$ (8)
Currency exchange rate sensitivity impact against USD in the equity	187	91
Hypothetical 5% decrease [member]
Statement [line items]
Currency exchange rate sensitivity impact against USD in the income statement	(5)	9
Currency exchange rate sensitivity impact against USD in the equity	$ (196)	$ (96)